Condensed financial information of the Company - Condensed balance sheets (Details)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)
Assets, Current [Abstract]
Cash and cash equivalents	$ 23,712,359	¥ 18,875,770	$ 17,453,360	¥ 14,716,652
Prepayments and other current assets	2,903,533		1,784,537
TOTAL ASSETS	61,346,589		59,205,893
LIABILITIES
Amounts due to a related party	5,764		257,037
Accrued expenses	920,665		1,051,929
TOTAL LIABILITIES	10,654,875		13,640,721
Shareholders' equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 14,900,000 and 12,000,000 shares issued and outstanding as of September 30, 2021 and March 31, 2021, respectively	2,980		2,400
Additional paid-in capital	18,055,407		13,415,987
Statutory reserve	746,323		745,590
Accumulated profits	30,375,080		30,419,177
Accumulated other comprehensive income	1,511,924		982,018
TOTAL SHAREHOLDERS' EQUITY	50,691,714		45,565,172		$ 45,318,359	$ 27,882,048
Parent company | Reportable legal entities
Assets, Current [Abstract]
Cash and cash equivalents	4,185,591		2,736,708
Deferred expenses	23,811		50,562
Prepayments and other current assets	4,916,222		5,789,634
Investment in subsidiaries and VIE	42,852,027		38,701,420
TOTAL ASSETS	51,977,651		47,278,324
LIABILITIES
Amounts due to a related party	1,297		252,602
Amounts due to subsidiaries and VIE	953,742		897,835
Accrued expenses	330,898		562,715
TOTAL LIABILITIES	1,285,937		1,713,152
Shareholders' equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 14,900,000 and 12,000,000 shares issued and outstanding as of September 30, 2021 and March 31, 2021, respectively	2,980		2,400
Additional paid-in capital	18,055,407		13,415,987
Statutory reserve	746,323		745,590
Accumulated profits	30,375,080		30,419,177
Accumulated other comprehensive income	1,511,924		982,018
TOTAL SHAREHOLDERS' EQUITY	$ 50,691,714		$ 45,565,172